UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

AlphaMark Actively Managed Small Cap ETF
SMCP (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the AlphaMark Actively Managed Small Cap ETF for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://alphamarkadvisors.com/etf/. You can also request this information by contacting us at 1-800-730-3457.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AlphaMark Actively Managed Small Cap ETF	$46	0.90%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$34,684,590
Number of Holdings	101
Portfolio Turnover	91%
30-Day SEC Yield	0.58%
30-Day SEC Yield Unsubsidized	0.58%
Visit https://alphamarkadvisors.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Securities	(%)
Lumen Technologies, Inc.	1.4%
Signet Jewelers, Ltd.	1.3%
Sterling Infrastructure, Inc.	1.3%
Corcept Therapeutics, Inc.	1.2%
Clear Secure, Inc. - Class A	1.2%
Knife River Corporation	1.1%
Texas Capital Bancshares, Inc.	1.1%
M/I Homes, Inc.	1.1%
Peabody Energy Corporation	1.1%
Academy Sports & Outdoors, Inc.	1.1%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://alphamarkadvisors.com/etf/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AlphaMark Advisors documents not be householded, please contact AlphaMark Advisors at 1-800-730-3457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AlphaMark Advisors or your financial intermediary.
AlphaMark Actively Managed Small Cap ETF	PAGE 1	TSR-SAR-26922A834

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AlphaMark Actively Managed Small Cap ETF
Semi-Annual Financial Statements and Additional Information
September 30, 2024

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 1.0%
Innospec, Inc.	3,036	$343,341
Communications - 5.3%
Cable One, Inc.	844	295,223
Cargurus, Inc.(a)	11,528	346,186
InterDigital, Inc.	2,297	325,324
Lumen Technologies, Inc.(a)	68,573	486,868
TEGNA, Inc.	23,621	372,739
		1,826,340
Consumer, Cyclical - 9.6%
Academy Sports & Outdoors, Inc.	6,414	374,321
American Eagle Outfitters, Inc.	15,173	339,723
HNI Corporation	6,486	349,206
KB Home	4,014	343,960
M/I Homes, Inc.(a)	2,248	385,217
Meritage Homes Corporation	1,790	367,075
Signet Jewelers, Ltd.	4,384	452,166
Taylor Morrison Home Corporation(a)	5,315	373,432
Tri Pointe Homes, Inc.(a)	7,889	357,451
		3,342,551
Consumer, Non-cyclical- 19.8%
Alkermes PLC(a)	12,266	343,325
Catalyst Pharmaceuticals, Inc.(a)	16,486	327,742
Corcept Therapeutics, Inc.(a)	9,328	431,700
Ensign Group, Inc.	2,272	326,759
Halozyme Therapeutics, Inc.(a)	5,675	324,837
HealthEquity, Inc.(a)	4,570	374,055
ICF International, Inc.	2,053	342,420
Inter Parfums, Inc.	2,511	325,124
Korn Ferry	4,716	354,832
Krystal Biotech, Inc.(a)	1,725	314,002
Lancaster Colony Corporation	1,686	297,697
Lantheus Holdings, Inc.(a)	3,292	361,297
Merit Medical Systems, Inc.(a)	3,527	348,573
Neogen Corporation(a)	19,378	325,744
Prestige Consumer Healthcare, Inc.(a)	4,876	351,560
Primo Water Corporation	14,799	373,675
Simply Good Foods Company(a)	9,881	343,562
Sprouts Farmers Market, Inc.(a)	3,308	365,236
StoneCo, Ltd. - Class A(a)	24,742	278,595
Veracyte, Inc.(a)	10,634	361,981
		6,872,716
Energy - 8.2%
Alpha Metallurgical Resources, Inc.	1,267	299,240
Arch Resources, Inc.	2,459	339,735
California Resources Corporation	6,658	349,345
CONSOL Energy, Inc.	3,332	348,694
Helmerich & Payne, Inc.	9,086	276,396
Liberty Energy, Inc.	15,341	292,860
Patterson-UTI Energy, Inc.	35,591	272,271

	Shares	Value
Peabody Energy Corporation	14,129	$374,984
Seadrill, Ltd.(a)	7,063	280,684
		2,834,209
Financial - 29.5%(b)
Apple Hospitality REIT, Inc.	23,225	344,891
Artisan Partners Asset Management, Inc. - Class A	8,150	353,058
Axos Financial, Inc.(a)	5,091	320,122
Broadstone Net Lease, Inc.	18,705	354,460
Burford Capital, Ltd.	25,172	333,781
Cadence Bank	10,938	348,375
Cathay General Bancorp	7,901	339,348
CVB Financial Corporation	19,179	341,770
Essent Group, Ltd.	5,453	350,573
First BanCorp/Puerto Rico	16,250	344,013
First Financial Bancorp	13,274	334,903
Four Corners Property Trust, Inc.	11,864	347,734
Fulton Financial Corporation	18,424	334,027
Hancock Whitney Corporation	6,669	341,253
Heartland Financial USA, Inc.	6,352	360,158
Innovative Industrial Properties, Inc.	2,780	374,188
Jackson Financial, Inc. - Class A	3,889	354,793
LXP Industrial Trust	33,317	334,836
Marathon Digital Holdings, Inc.(a)	21,058	341,561
Mr Cooper Group, Inc.(a)	3,755	346,136
National Health Investors, Inc.	4,307	362,046
NMI Holdings, Inc. - Class A(a)	8,653	356,417
Pagseguro Digital, Ltd. - Class A(a)	25,618	220,571
Radian Group, Inc.	9,552	331,359
Riot Platforms, Inc.(a)	41,665	309,154
SITE Centers Corporation	5,267	318,654
Texas Capital Bancshares, Inc.(a)	5,396	385,598
UMB Financial Corporation	3,399	357,269
Walker & Dunlop, Inc.	3,197	363,147
WSFS Financial Corporation	6,470	329,905
		10,234,100
Industrial - 15.1%
Atkore, Inc.	3,364	285,065
Badger Meter, Inc.	1,668	364,308
Boise Cascade Company	2,513	354,283
Cactus, Inc. - Class A	5,288	315,535
EnerSys	3,348	341,664
Enpro, Inc.	2,172	352,255
John Bean Technologies Corporation	3,598	354,439
Knife River Corporation(a)	4,371	390,724
Matson, Inc.	2,445	348,706
Mueller Water Products, Inc. - Class A	16,309	353,905
NEXTracker, Inc. - Class A(a)	8,163	305,949
Scorpio Tankers, Inc.	4,263	303,952
Sterling Infrastructure, Inc.(a)	3,013	436,945
UFP Industries, Inc.	2,743	359,909
Watts Water Technologies, Inc. - Class A	1,785	369,834
		5,237,473

The accompanying notes are an integral part of these financial statements.

1

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS -(Continued)
Technology - 8.8%
ACI Worldwide, Inc.(a)	6,973	$354,926
Axcelis Technologies, Inc.(a)	2,863	300,186
Clear Secure, Inc. - Class A	12,167	403,214
CommVault Systems, Inc.(a)	2,134	328,316
Diodes, Inc.(a)	4,997	320,258
FormFactor, Inc.(a)	7,245	333,270
Power Integrations, Inc.	5,267	337,720
Qualys, Inc.(a)	2,605	334,638
SPS Commerce, Inc.(a)	1,641	318,633
		3,031,161
Utilities - 2.0%
Chesapeake Utilities Corporation	2,802	347,924
MGE Energy, Inc.	3,786	346,230
		694,154
TOTAL COMMON STOCKS (Cost $30,813,744)		34,416,045
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.82%(c)	252,077	252,077
TOTAL SHORT-TERM INVESTMENTS (Cost $252,077)		252,077
TOTAL INVESTMENTS - 100.0% (Cost $31,065,821)		$34,668,122
Other Assets in Excess of Liabilities - 0.0%(d)		16,468
TOTAL NET ASSETS - 100.0%		$34,684,590

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trusts
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

AlphaMark Actively Managed Small Cap ETF
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$34,668,122
Dividends receivable	40,381
Interest receivable	940
Total assets	34,709,443
LIABILITIES:
Payable to adviser	24,853
Total liabilities	24,853
NET ASSETS	$34,684,590
NET ASSETS CONSISTS OF:
Paid-in capital	$27,895,613
Total distributable earnings	6,788,977
Total net assets	$34,684,590
Net assets	$34,684,590
Shares issued and outstanding(a)	1,050,000
Net asset value per share	$33.03
Cost:
Investments, at cost	$31,065,821

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

AlphaMark Actively Managed Small Cap ETF
Statement of Operations
For the Period Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$259,842
Less: dividend withholding taxes	(1,676)
Interest income	6,808
Total investment income	264,974
EXPENSES:
Investment advisory fee	148,682
Total expenses	148,682
NET INVESTMENT INCOME	116,292
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(1,383,712)
In-kind redemptions	3,379,021
Net realized gain	1,995,309
Net change in unrealized depreciation on:
Investments	(428,410)
Net change in unrealized depreciation	(428,410)
Net realized and unrealized gain	1,566,899
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,683,191

The accompanying notes are an integral part of these financial statements.

4

AlphaMark Actively Managed Small Cap ETF
Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$116,292	$266,926
Net realized gain	1,995,309	5,267,076
Net change in unrealized appreciation/(depreciation)	(428,410)	1,712,038
Net increase in net assets from operations	1,683,191	7,246,040
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(232,756)
Total distributions to shareholders	—	(232,756)
CAPITAL TRANSACTIONS:
Subscriptions	19,673,610	2,773,870
Redemptions	(19,764,605)	—
Net increase (decrease) in net assets from capital transactions	(90,995)	2,773,870
NET INCREASE IN NET ASSETS	1,592,196	9,787,154
NET ASSETS:
Beginning of the period	33,092,394	23,305,240
End of the period	$34,684,590	$33,092,394
SHARES TRANSACTIONS
Shares sold	650,000	100,000
Shares redeemed	(650,000)	—
Total increase in shares outstanding	—	100,000

The accompanying notes are an integral part of these financial statements.

5

AlphaMark Actively Managed Small Cap ETF
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$31.52	$24.53	$28.71	$29.92	$17.63	$23.46
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.11	0.27	0.16	0.23	0.12	0.25
Net realized and unrealized gain (loss) on investments(c)	1.40	6.95	(4.20)	(1.22)	12.32	(5.93)
Total from investment operations	1.51	7.22	(4.04)	(0.99)	12.44	(5.68)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	(0.14)	(0.22)	(0.15)	(0.15)
Total distributions	—	(0.23)	(0.14)	(0.22)	(0.15)	(0.15)
Net asset value, end of period	$33.03	$31.52	$24.53	$28.71	$29.92	$17.63
TOTAL RETURN(d)	4.81%	29.48%	−14.05%	−3.37%	70.63%	−24.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,685	$33,092	$23,305	$24,407	$25,436	$15,871
Ratio of expenses to average net assets(e)(f)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets(b)(e)	0.70%	1.02%	0.66%	0.74%	0.51%	1.07%
Portfolio turnover rate(d)(g)	91%	178%	17%	38%	44%	62%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested prior to July 31, 2023. The ratio does not include net investment income of the underlying investment companies in which the Fund invested.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Does not include expenses of the investment companies in which the Fund invested prior to July 31, 2023.
(g)	Portfolio turnover rate excludes in-kind transactions.

6

AlphaMark Actively Managed Small Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
AlphaMark Actively Managed Small Cap ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek long-term growth of capital. The Fund invests primarily in ETFs (“Underlying ETFs”) that invest in equity securities of small-cap companies listed on a U.S. or international exchange (including in emerging markets). The Fund commenced operations on April 20, 2015.
The end of the reporting period for the Fund is September 30, 2024, and the period covered by these Notes to Financial Statements is the fiscal period from April 1, 2024 to September 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

AlphaMark Actively Managed Small Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,416,045	$ —	$ —	$34,416,045
Short-Term Investments	252,077	—	—	252,077
Total Investments in Securities	$34,668,122	$—	$—	$34,668,122

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund's investments in real estate investment trusts (“REIT’s”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for

8

AlphaMark Actively Managed Small Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences primarily relate to redemptions in-kind. During the fiscal year ended March 31, 2024, there were no such reclasses made.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
AlphaMark Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.90% on the first $50 million of the Fund’s net assets, 0.80% on the next $100 million in net assets, 0.70% on the next $100 million in net assets, and 0.60% on net assets greater than $250 million.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund

9

AlphaMark Actively Managed Small Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $29,936,795 and $30,054,305, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations were $19,361,828, in-kind transactions associated with redemptions were 18,994,530.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at March 31, 2024 were as follows:

Tax cost of investments	$29,054,666
Gross tax unrealized appreciation	$4,767,049
Gross tax unrealized depreciation	(736,338)
Net tax unrealized appreciation (depreciation)	4,030,711
Undistributed ordinary income	123,305
Undistributed long-term capital gains	951,770
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$5,105,786

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of March 31, 2024, the Fund had no capital loss carryforward available. During the current fiscal year, the Fund utilized the full short-term capital loss carryforward of $3,695,047 and $228,135 of long-term capital loss carryforward that was available as of March 31, 2023.
The tax character of distributions paid by the Fund during the fiscal years ended March 31, 2024 and March 31, 2023 was $232,756 and $135,676 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify

10

AlphaMark Actively Managed Small Cap ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Smaller Companies Risk. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of smaller companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but it may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Financials Sector Risk. Companies in the financial sector of an economy, including banks, insurance companies, and financial service firms, are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

11

AlphaMark Actively Managed Small Cap ETF
ADDITIONAL INFORMATION (Unaudited)
Federal Tax Information
For the fiscal year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2024 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
Information About Portfolio Holdings
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.alphamarkadvisors.com/etf/. The Fund’s portfolio holdings are posted on its website at www.alphamarkadvisors.com/etf/ daily.
Information About Proxy Voting
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphamarkadvisors.com/etf/.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.alphamarkadvisors.com/etf/.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/06/2024

* Print the name and title of each signing officer under his or her signature.